GOODWILL	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

12.	GOODWILL

The Company reviews goodwill for impairment on a reporting unit basis annually and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. During the years ended December 31, 2025 and 2024, the Company determined there to be no impairment. The Company based this decision on impairment testing of the underlying assets, expected cash flows, decreased asset value and other factors.